INVESTMENT MANAGERS SERIES TRUST

235 West Galena Street

Milwaukee, Wisconsin 53212

January 17, 2024

U.S. Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Registrant”) (File Nos. 333-122901 and 811-21719) on behalf of the Gramercy Emerging Markets Debt Fund

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 1220 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(2) to create a new series, the Gramercy Emerging Markets Debt Fund.

Please direct your comments to the undersigned at (626) 385-5777. I may also be reached at diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake
Diane J. Drake
Secretary